Share-Based Compensation to Employees (Details) - Schedule of restricted ordinary shares activities - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of restricted ordinary shares activities [Abstract]
Number of shares	2,000
Weighted average grant date fair value	$ 3.01
Number of shares Granted		1,593,000
Weighted average grant date fair value Granted		$ 3.43
Number of shares Forfeited or canceled		(24,000)
Weighted average grant date fair value Forfeited or canceled		$ 3.23
Number of shares Vested	2,000	1,567,000
Weighted average grant date fair value Vested	$ 3.01	$ 3.43
Number of shares		2,000
Weighted average grant date fair value		$ 3.01